Income Taxes - Summary Of Company's Current And Deferred Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current provision (benefit):
Federal	$ 3.1	$ 20.4	$ 3.2
States	2.7	5.6	(0.5)
International	11.1	12.6	10.0
Total current provision	16.9	38.6	12.7
Deferred provision (benefit):
Federal	1.6	(3.4)	0.4
States	(4.0)	0.3	(0.1)
International	0.0	(1.3)	1.3
Total deferred provision (benefit)	(2.4)	(4.4)	1.6
Total provision for income taxes	14.5	34.2	14.3
LIONS GATE ENTERTAINMENT CORP. [Member]
Current provision (benefit):
Federal	4.4	(62.5)	11.9
States	(4.4)	1.7	(0.4)
International	9.5	14.3	15.1
Total current provision	9.5	(46.5)	26.6
Deferred provision (benefit):
Federal	9.0	(6.6)	(7.7)
States	(0.7)	(11.9)	(0.1)
International	(3.0)	0.0	2.5
Total deferred provision (benefit)	5.3	(18.5)	(5.3)
Total provision for income taxes	$ 14.8	$ (65.0)	$ 21.3